PROPERTY AND EQUIPMENT (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		Rp 142,912	Rp 129,872
Ending balance	$ 11,034	153,174	142,912
Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		280,444	267,251
Business acquisition		796	179
Additions		36,485	33,620
Deductions		(7,135)	(9,391)
Reclassifications/translations		(9,300)	(11,215)
Ending balance		301,290	280,444
Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(137,532)	(137,379)
Additions		(20,849)	(20,158)
Deductions		5,969	8,504
Reclassifications/translations		4,296	11,501
Ending balance		(148,116)	(137,532)
Land rights | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		1,626	1,519
Business acquisition			46
Additions			39
Reclassifications/translations		(1,626)	22
Ending balance			1,626
Land rights | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(335)	(299)
Additions			(36)
Reclassifications/translations		335
Ending balance			(335)
Buildings | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		11,833	9,802
Business acquisition		12	43
Additions		779	67
Deductions		(4)	(1)
Reclassifications/translations		1,442	1,922
Ending balance		14,062	11,833
Buildings | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(3,405)	(2,880)
Additions		(726)	(513)
Deductions		4	1
Reclassifications/translations		14	(13)
Ending balance		(4,113)	(3,405)
Leasehold improvements | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		1,375	1,257
Additions		37	23
Deductions		(58)	(24)
Reclassifications/translations		195	119
Ending balance		1,549	1,375
Leasehold improvements | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(949)	(823)
Additions		(198)	(150)
Deductions		56	24
Ending balance		(1,091)	(949)
Switching equipment | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		15,340	18,512
Additions		1,228	818
Deductions		(61)	(1,920)
Reclassifications/translations		861	(2,070)
Ending balance		17,368	15,340
Switching equipment | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(10,594)	(14,595)
Additions		(1,488)	(1,309)
Deductions		45	1,920
Reclassifications/translations		41	3,390
Ending balance		(11,996)	(10,594)
Telegraph, telex and data communication equipment | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		1,586	1,583
Additions		675	3
Reclassifications/translations		(3)
Ending balance		2,258	1,586
Telegraph, telex and data communication equipment | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(1,320)	(802)
Additions		(260)	(518)
Ending balance		(1,580)	(1,320)
Transmission installation and equipment | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		147,013	139,381
Business acquisition		686
Additions		6,768	3,287
Deductions		(6,240)	(6,398)
Reclassifications/translations		3,525	10,743
Ending balance		151,752	147,013
Transmission installation and equipment | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(77,491)	(71,881)
Additions		(11,059)	(11,561)
Deductions		5,260	5,579
Reclassifications/translations		3,294	372
Ending balance		(79,996)	(77,491)
Satellite, earth station and equipment | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		11,972	9,300
Additions		108	2,414
Deductions		(11)	(3)
Reclassifications/translations		275	261
Ending balance		12,344	11,972
Satellite, earth station and equipment | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(5,005)	(4,334)
Additions		(818)	(677)
Deductions		10	3
Reclassifications/translations		4	3
Ending balance		(5,809)	(5,005)
Cable network | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		45,650	47,354
Additions		8,197	5,887
Deductions		(113)	(36)
Reclassifications/translations		689	(7,555)
Ending balance		54,423	45,650
Cable network | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(12,382)	(18,052)
Additions		(2,349)	(2,084)
Deductions		102	36
Reclassifications/translations		392	7,718
Ending balance		(14,237)	(12,382)
Power supply | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		17,989	16,494
Business acquisition			13
Additions		793	484
Deductions		(253)	(277)
Reclassifications/translations		1,585	1,275
Ending balance		20,114	17,989
Power supply | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(12,389)	(11,274)
Additions		(1,454)	(1,375)
Deductions		239	267
Reclassifications/translations		7	(7)
Ending balance		(13,597)	(12,389)
Data processing equipment | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		14,266	13,377
Business acquisition		10	23
Additions		709	140
Deductions		(107)	(622)
Reclassifications/translations		1,531	1,348
Ending balance		16,409	14,266
Data processing equipment | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(10,748)	(10,312)
Additions		(1,304)	(1,047)
Deductions		61	601
Reclassifications/translations		14	10
Ending balance		(11,977)	(10,748)
Other telecommunication peripherals | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		3,425	1,661
Additions		1,904	1,765
Reclassifications/translations		11	(1)
Ending balance		5,340	3,425
Other telecommunication peripherals | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(1,030)	(603)
Additions		(737)	(428)
Reclassifications/translations		1	1
Ending balance		(1,766)	(1,030)
Office equipment | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		2,158	1,637
Business acquisition		7	46
Additions		208	475
Deductions		(101)	(86)
Reclassifications/translations		89	86
Ending balance		2,361	2,158
Office equipment | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(1,382)	(1,116)
Additions		(383)	(334)
Deductions		55	72
Reclassifications/translations		32	(4)
Ending balance		(1,678)	(1,382)
Vehicles | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		1,219	840
Business acquisition			6
Additions		99	379
Deductions		(167)	(1)
Reclassifications/translations		(583)	(5)
Ending balance		568	1,219
Vehicles | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(407)	(292)
Additions		(72)	(122)
Deductions		137	1
Reclassifications/translations		132	6
Ending balance		(210)	(407)
CPE assets | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		22	22
Reclassifications/translations		(22)
Ending balance			22
CPE assets | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(20)	(20)
Reclassifications/translations		20
Ending balance			(20)
Others. | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		94	97
Additions		57	18
Reclassifications/translations		(28)	(21)
Ending balance		123	94
Others. | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		(75)	(96)
Additions		(1)	(4)
Reclassifications/translations		10	25
Ending balance		(66)	(75)
Property under construction | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance		4,876	4,415
Business acquisition		81	2
Additions		14,923	17,821
Deductions		(20)	(23)
Reclassifications/translations		(17,241)	(17,339)
Ending balance		Rp 2,619	Rp 4,876